Total
IQ Ultra Short Duration ETF
IQ Ultra Short Duration ETF
Investment Objective
The IQ Ultra Short Duration ETF (the “Fund”) seeks to provide current income while maintaining limited price volatility.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Shareholder Fees (fees paid directly from your investment): None
Shareholder Fees	IQ Ultra Short Duration ETF IQ Ultra Short Duration ETF USD ($)
Shareholder Fees (fees paid directly from your investment):	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	IQ Ultra Short Duration ETF IQ Ultra Short Duration ETF
Management Fee	0.24%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.22%
Acquired Fund Fees and Expense	0.01%	[1]
Total Annual Fund Operating Expenses	0.47%
Expense Waiver/Reimbursement	0.22%	[2]
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.25%
[1]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees & Expenses. Acquired Fund Fees & Expenses represent the Fund’s pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.
[2]	IndexIQ Advisors LLC (the “Advisor”) has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, dividends paid on short sales, acquired fund fees and expenses, and extraordinary expenses) to not more than 0.24% of the average daily net assets of the Fund. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
IQ Ultra Short Duration ETF | IQ Ultra Short Duration ETF | USD ($)	26	80	141	318

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rates was 340% of the average value of its portfolio. This rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Shares.

Principal Investment Strategies
The Fund, under normal circumstances, invests at least 80% of its net assets in fixed income securities. The Fund typically invests at least 80% of its assets in fixed income securities rated investment grade by a nationally recognized statistical rating organization (“NRSRO”) (such securities rated BBB- and Baa3 or higher) or, if unrated, determined by the NYL Investors LLC (the “Subadvisor”) to be of comparable quality. In the event different NRSROs assign different ratings to the same security, if the security is rated by three NRSROs the Fund will apply the middle rating and if the security is rated by two NRSROs the Fund will apply the lower rating. The
Fund may invest in ETFs and closed-end funds that invest substantially all of their assets in investment grade fixed-income securities. Debt securities in which the Fund may invest include all types of debt obligations such as U.S. government securities (including Treasury notes, and obligations, such as repurchase agreements, secured by such instruments), agency securities, corporate bonds, instruments of non-U.S. issuers, asset-backed securities (“ABS”) (including collateralized debt and loan obligations, residential mortgage-backed securities, and commercial mortgage-backed securities), commercial paper, debentures, floating rate bonds, and convertible corporate bonds. The Fund will generally seek to maintain a weighted average duration of 1 year or less. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Duration differs from maturity in that it considers, among other characteristics, an instrument’s yield, coupon payments, principal payments and call features in addition to the amount of time until the instrument matures. As the value of an instrument changes over time, so will its duration.
The Subadvisor seeks to identify investment opportunities through analyzing individual securities and evaluating each security’s relative value and relevance for the Fund. The Subadvisor takes into account multiple factors when allocating across sectors and individual securities, including spread, duration, yield, liquidity, among other factors. The Subadvisor implements a disciplined, value-oriented investment process designed to maintain limited price volatility, which is expected to lead to the preservation of capital by seeking to avoid principal loss through strategic duration management, yield curve positioning, tactical sector allocation and security selection.
The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy and meaningful changes in the issuer’s financial condition.

Principal Risks
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with its benchmark over time. The table that follows the bar chart shows the Fund’s average annual total return, both before and after taxes. The Bloomberg Short Treasury 3-6 Month Index is a component of the Barclays Short Treasury Index, which includes aged U.S. Treasury bills, notes and bonds with a remaining maturity from 1 up to (but not including) 12 months and excludes zero coupon strips.
All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense reimbursement in effect, if such waivers or reimbursements were not in place, the Fund’s performance would be reduced. Fund performance current to the most recent month-end is available by calling 1-888-474-7725 or by visiting newyorklifeinvestments.com/etf.

The Fund’s year-to-date total return as of June 30, 2023 was 2.17%.
Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	2.52%	2Q/2020
Lowest Return	-2.83%	1Q/2020

Average Annual Total Returns as of December 31, 2022
Average Annual Returns - IQ Ultra Short Duration ETF		1 Year	Since Inception	Inception Date
IQ Ultra Short Duration ETF	[1]	0.30%	0.73%	Jul. 31, 2019
After Taxes on Distributions | IQ Ultra Short Duration ETF	[1],[2]	(0.68%)	(0.12%)
After Taxes on Distributions and Sale of Fund Shares | IQ Ultra Short Duration ETF	[1],[2]	0.17%	0.23%
Bloomberg Short Treasury 3-6 Month Index (reflects no deduction for fees, expenses or taxes)	[1]	1.27%	0.91%	Jul. 31, 2019
[1]	The Fund commenced operations on July 31, 2019.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.